Income Taxes (Tables)	9 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2012	2013
Deferred tax assets:
Net operating loss carryforwards	$11,252	$18,620
Research and development credits	621	1,363
Depreciation and amortization	433	906
Accrued expenses	75	76
Deferred rent	126	116
Other, net	27	31

Total deferred tax assets	12,534	21,112
Less: valuation allowance	(12,534)	(21,112)

Total	$—	$—

Reconciliation of Expected Recovery of Income Taxes

The following is a reconciliation of the expected recovery of income taxes between those that are based on enacted tax rates and laws, to those currently reported for the years ended December 31 (in thousands):

	2012	2013
Federal statutory rate	$(2,573)	$(6,650)
State tax (net of federal benefit)	(628)	(1,148)
Permanent items, other	56	65
Change in fair value of convertible preferred stock warrant liability	(1,260)	(963)
Change in fair value of convertible preferred stock purchase right	(34)	—
Non-deductible interest	150	855
Other adjustments	10	91
Research and development credits	(160)	(1,236)
Uncertain tax positions	60	409
Change in valuation allowance	4,380	8,578

Provision for income taxes	$1	$1

Unrecognized Tax Benefit

The following table summarizes the activity related to our gross unrecognized tax benefits (in thousands):

	December 31,
	2012	2013
Balance at the beginning of the year	$422	$515
Adjustments related to prior year tax positions	(4)	136
Increases related to current year tax positions	97	406
Decreases due to statute of limitations expiration	—	—
Decreases due to IRC Section 382/383 limitation	—	—

	$515	$1,057